SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR) (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
EBP 020
EBP, Schedule of Asset Held for Investment [Line Items]
EIN	35-0257090
Plan Number	020
Participant loan, cost	$ 0
Participant loan, current value	$ 68,883,256
EBP 020 | Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, maturity	1 year
Participant loan, interest rate	4.25%
EBP 020 | Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, maturity	4 years 6 months
Participant loan, interest rate	9.50%
EPB 030
EBP, Schedule of Asset Held for Investment [Line Items]
EIN	35-0257090
Plan Number	030
Participant loan, cost	$ 0
Participant loan, current value	$ 850,917
EPB 030 | Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, maturity	1 year
Participant loan, interest rate	4.25%
EPB 030 | Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, maturity	4 years 6 months
Participant loan, interest rate	9.50%